OTHER NON-CURRENT ASSETS, NET (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2021 USD ($)
OTHER NON-CURRENT ASSETS, NET
Long-term deposits	¥ 117,345		¥ 96,796		$ 18,414
Prepayments for equipment, net	16,866		25,718		2,647
Land use rights, net	6,947		38,754		1,090
Prepaid Leasehold improvements	22,768		8,734		3,573
Other non-current assets, net	163,926		170,002		$ 25,724
Impairment of deposits for rental	0		7,083
Period of land use rights (in years)				50 years
Amortization of land use rights	¥ 147	$ 23	142	¥ 170
Impairment of land use rights			¥ 4,185